Victory Funds

Victory Diversified Stock Fund
Victory INCORE Fund for Income
Victory INCORE Investment Grade Convertible Fund
Victory NewBridge Large Cap Growth Fund
Victory Special Value Fund
Victory Strategic Allocation Fund
Victory Sycamore Established Value Fund
Victory Sycamore Small Company Opportunity Fund
Victory THB US Small Opportunities Fund
(the “Funds”)
Supplement dated June 10, 2022
to the Statement of Additional Information dated March 1, 2022 (“SAI”)
The following table replaces the "Officers of the Trust" table in the SAI.  The table reflects the following changes in officers: Sean Fox serves as Chief Compliance Officer of the Trust, and Thomas Dusenberry serves as Secretary of the Trust.
Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, Born February 1962	President	February 2006
Director of Mutual Fund Administration, the
Adviser (2004-present). Chief Operating
Officer, Victory Capital Services, Inc.
(2020-present). Vice President, Victory
Capital Transfer Agency, Inc.
(2019-present).

Scott A. Stahorsky, Born July 1969	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015).
Thomas Dusenberry, Born July 1977	Secretary	May 2022
Manager, Fund Administration, the Adviser;
Treasurer and Principal Financial Officer
(2020-2022), Assistant Treasurer (2019),
Salient MF Trust, Salient Midstream, MLP
Fund and Forward Funds; Principal
Financial Officer (2018-2021) and Treasurer
(2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice
President of Fund Accounting and
Operations, Salient Partners (2020-2022);
Director of Fund Operations, Salient
Partners (2016-2019).

Allan Shaer, Born March 1965	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher Ponte, Born March 1984	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Services, Inc. (since 2018).
Sean Fox, Born September 1976	Chief Compliance Officer	June 2022	Sr. Compliance Officer, the Adviser (2019-Present); Compliance Officer, the Adviser (2015-2019).
Charles Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.

Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Jay G. Baris, Born January 1954	Assistant Secretary	December 1997	Partner, Sidley Austin LLP (since 2020); Partner, Shearman & Sterling LLP (2018-2020); Partner, Morrison & Foerster LLP (2011-2018).
If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory INCORE Total Return Bond Fund
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value Fund
Victory Integrity Small/Mid-Cap Value Fund
Victory Integrity Small-Cap Value Fund
Victory Munder Mid-Cap Core Growth Fund
Victory Munder Multi-Cap Fund
Victory Munder Small Cap Growth Fund
Victory S&P 500 Index Fund
Victory Trivalent International Fund – Core Equity
Victory Trivalent International Small-Cap Fund
(the “Funds”)
Supplement dated June 10, 2022
to the Statement of Additional Information dated November 1, 2021 (“SAI”)
The following table replaces the "Officers of the Trust" table in the SAI.  The table reflects the following changes in officers: Sean Fox serves as Chief Compliance Officer of the Trust, and Thomas Dusenberry serves as Secretary of the Trust.
Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, Born February 1962	President	February 2006
Director of Mutual Fund Administration, the
Adviser (2004-present). Chief Operating
Officer, Victory Capital Services, Inc.
(2020-present). Vice President, Victory
Capital Transfer Agency, Inc.
(2019-present).

Scott A. Stahorsky, Born July 1969	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015).
Thomas Dusenberry, Born July 1977	Secretary	May 2022
Manager, Fund Administration, the Adviser;
Treasurer and Principal Financial Officer
(2020-2022), Assistant Treasurer (2019),
Salient MF Trust, Salient Midstream, MLP
Fund and Forward Funds; Principal
Financial Officer (2018-2021) and Treasurer
(2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice
President of Fund Accounting and
Operations, Salient Partners (2020-2022);
Director of Fund Operations, Salient
Partners (2016-2019).

Allan Shaer, Born March 1965	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher Ponte, Born March 1984	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Services, Inc. (since 2018).
Sean Fox, Born September 1976	Chief Compliance Officer	June 2022	Sr. Compliance Officer, the Adviser (2019-Present); Compliance Officer, the Adviser (2015-2019).
Charles Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.

Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Jay G. Baris, Born January 1954	Assistant Secretary	December 1997	Partner, Sidley Austin LLP (since 2020); Partner, Shearman & Sterling LLP (2018-2020); Partner, Morrison & Foerster LLP (2011-2018).
If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory Global Energy Transition Fund
Victory RS Investors Fund
Victory RS Large Cap Alpha Fund
Victory RS Partners Fund
Victory RS Value Fund
Victory RS Growth Fund
Victory RS Mid Cap Growth Fund
Victory RS Science and Technology Fund
Victory RS Select Growth Fund
Victory RS Small Cap Equity Fund
Victory RS Small Cap Growth Fund
Victory RS Global Fund
Victory RS International Fund
Victory Sophus Emerging Markets Fund
Victory INCORE Investment Quality Bond Fund
Victory INCORE Low Duration Bond Fund
Victory Floating Rate Fund
Victory High Income Municipal Bond Fund
Victory High Yield Fund
Victory Tax-Exempt Fund
(the “Funds”)
Supplement dated June 10, 2022
to the Statement of Additional Information dated May 1, 2022 (“SAI”)
The following table replaces the "Officers of the Trust" table in the SAI.  The table reflects the following changes in officers: Sean Fox serves as Chief Compliance Officer of the Trust, and Thomas Dusenberry serves as Secretary of the Trust.
Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, Born February 1962	President	February 2006
Director of Mutual Fund Administration, the
Adviser (2004-present). Chief Operating
Officer, Victory Capital Services, Inc.
(2020-present). Vice President, Victory
Capital Transfer Agency, Inc.
(2019-present).

Scott A. Stahorsky, Born July 1969	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015).
Thomas Dusenberry, Born July 1977	Secretary	May 2022
Manager, Fund Administration, the Adviser;
Treasurer and Principal Financial Officer
(2020-2022), Assistant Treasurer (2019),
Salient MF Trust, Salient Midstream, MLP
Fund and Forward Funds; Principal
Financial Officer (2018-2021) and Treasurer
(2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice
President of Fund Accounting and
Operations, Salient Partners (2020-2022);
Director of Fund Operations, Salient
Partners (2016-2019).

Allan Shaer, Born March 1965	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher Ponte, Born March 1984	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017); Chief Financial Officer, Victory Capital Services, Inc. (since 2018).
Sean Fox, Born September 1976	Chief Compliance Officer	June 2022	Sr. Compliance Officer, the Adviser (2019-Present); Compliance Officer, the Adviser (2015-2019).

Name and Date of Birth	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Charles Booth, Born April 1960	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, Born January 1954	Assistant Secretary	December 1997	Partner, Sidley Austin LLP (since 2020); Partner, Shearman & Sterling LLP (2018-2020); Partner, Morrison & Foerster LLP (2011-2018).
If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.